Other Real Estate Owned Narrative Data (Details) (USD $)	Dec. 31, 2012 properties	Dec. 31, 2011 properties
Real Estate Properties [Line Items]
Number of other real estate owned properties	12	11
Other real estate owned	$ 1,100,000	$ 1,500,000
Allowance for losses on other real estate owned	$ 228,000	$ 91,000